LEASES (Schedule of supplemental cash flow information related to leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of leases liabilities:
Operating cash flows from operating leases	$ 799	$ 989